Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 1	$ 20,575,001
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 2	15,607,305
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 3	0
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 4	2,717,420
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 5	2,413,526
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 6	4,677,891
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 7	327,429
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 8	329,037
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 9	23,315,956
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 10	23,331,653
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 11	(7,856,616)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 12	(9,023,714)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 13	15,459,340
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 14	$ 14,307,939